Leases - Summary of Detailed Information About Amounts Recognized In Profit of Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation charge for right-of-use assets	¥ 41,458	$ 6,558	¥ 43,127	[1]	¥ 40,958	[1]
Interest expenses on lease liabilities	1,819	288	2,198		¥ 2,918
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	27,686	4,379	14,313
Total amount recognized in profit or loss	¥ 70,963	$ 11,225	¥ 59,638

[1]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million has been offset against the depreciation of right-of-use assets.